Debt due within one year - Details of Securitized Trade Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Average interest rate throughout the year	2.79%	2.41%
Securitized trade receivables	$ 2,185	$ 1,998